Provisions for Legal Proceedings (Details) $ in Millions	9 Months Ended
Sep. 30, 2025 USD ($)
Brazil [Member] | Civil [Member]
Provisions for Legal Proceedings [Line Items]
Provision classified as probable loss	$ 750